Employee Benefit Plans (Reconciliation of Changes in Retirement Plans' Benefit Obligations, Fair Value Assets, and Statement of the Funded Status) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Components of net amounts recognized in financial position:
Pension and postretirement benefit obligations (non-current liability)	$ (451.8)		$ (451.4)	$ (914.5)
Pension [Member]
Change in projected benefit obligation:
Beginning balance	2,023.4	2,635.4	2,635.4	2,424.5
Service cost	9.8	9.7	42.0	40.3	37.8
Interest cost	22.2	19.7	85.4	91.8	100.0
Plan amendments			0.2	0.4
Actuarial loss (gain)			(56.3)	176.0
Plan participant contributions			0	0
Benefit payments			(133.3)	(131.6)
Change in projected benefit obligation related to CSL			(39.5)	34.0
Disposal of CSL			(510.5)	0
Ending balance			2,023.4	2,635.4	2,424.5
Change in fair value of plan assets:
Beginning balance	1,644.2	1,845.7	1,845.7	1,641.4
Actual return on plan assets			268.6	179.3
Safeway contributions			50.1	104.1
Plan participant contributions			0	0
Benefit payments			(133.3)	(131.6)
Change in fair value of plan assets related to CSL			32.8	52.5
Disposal of CSL			(419.7)	0
Ending balance			1,644.2	1,845.7	1,641.4
Components of net amounts recognized in financial position:
Other accrued liabilities (current liability)			(1.1)	(2.3)
Pension and postretirement benefit obligations (non-current liability)			(378.1)	(787.4)
Funded status			(379.2)	(789.7)
Other Post-Retirement Benefits [Member]
Change in projected benefit obligation:
Beginning balance	79.5	135.0	135.0	131.1
Service cost	0.2	0.1	0.7	0.6	0.6
Interest cost	0.8	0.7	3.2	3.6	4.4
Plan amendments			0	0
Actuarial loss (gain)			(5.0)	6.6
Plan participant contributions			1.0	1.0
Benefit payments			(7.2)	(7.3)
Change in projected benefit obligation related to CSL			1.3	(0.6)
Disposal of CSL			(49.5)
Ending balance			79.5	135.0	131.1
Change in fair value of plan assets:
Beginning balance	0	0	0	0
Actual return on plan assets			0	0
Safeway contributions			6.2	6.3
Plan participant contributions			1.0	1.0
Benefit payments			(7.2)	(7.3)
Change in fair value of plan assets related to CSL			0	0
Disposal of CSL			0	0
Ending balance			0	0	0
Components of net amounts recognized in financial position:
Other accrued liabilities (current liability)			(6.2)	(7.9)
Pension and postretirement benefit obligations (non-current liability)			(73.3)	(127.1)
Funded status			$ (79.5)	$ (135.0)